Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [line items]
Investment in associate	€ 38,345	€ 9,176
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	59,455	16,854
Elimination of internal profit recognized	(21,110)	(7,678)
Company's share of equity after eliminations	38,345	9,176
Investment in associate	€ 38,345	€ 9,176